Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 773	$ 360	$ 334
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	245	248	205
Gain from sale and disposal of property and equipment	(10)	(14)
Currency fluctuation of deposits and loans	242	70	(16)
Severance pay, net	92	39	29
Share-based compensation expense	60	124	130
Issuance of shares to service provider		23
Change in fair value of contingent consideration related to acquisition		(178)
Increase in trade receivables, net	(1,876)	(857)	(927)
Decrease (Increase) in inventories in other accounts receivable and other assets	58	(274)	(235)
Decrease (Increase) in inventories	(926)	189	340
Increase (decrease) in trade payables	1,350	(70)	203
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	347	(21)	307
Net cash provided by (used in) operating activities	355	(361)	370
Cash flows from investing activities:
Purchase of property and equipment	(368)	(139)	(66)
Proceeds from sale of property and equipment	53	15
Change in long-term bank deposits	(29)	10	275
Acquisition of business		(154)
Change in loan granted related to acquisition of business			(256)
Net cash used in investing activities	(344)	(268)	(47)
Cash flows from financing activities:
Proceeds from issuance of shares, net	606	1,260	760
Proceeds from exercise of options		30
Repayment of deferred consideration related to the Dimex acquisition			(59)
Proceeds from long term loan	2,976	3,680
Repayment of long-term loans	(3,346)
Repayment of short and long-term loans		(4,474)	(1,127)
Net cash provided by (used in) financing activities	236	496	(426)
Increase (decrease) in cash and cash equivalents	247	(133)	(103)
Cash and cash equivalents at the beginning of the year	1,286	1,419	1,522
Cash and cash equivalents at the end of the year	1,533	1,286	1,419
(a) Net cash paid during the year for:
Interest	161	190	207
Taxes	7	12	13
(a) Acquisition of iDnext Ltd. And Next-Line Ltd.:
Fair value of net tangible assets acquired at acquisition date		80
Fair value of net intangible assets acquired at acquisition date		806
Less- amount acquired by converting loan into shares		(256)
Less-Contingent consideration on account of acquisition		(178)
Less- amount acquired by issuance of shares		(298)
Net cash used to pay for Acquisition of iDnext Ltd. and Next-Line Ltd.		$ 154